Information about the main subsidiaries (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Current assets	$ 214,938	$ 243,580
Non-current assets	854,415	897,329
Current liabilities	195,017	318,149
Non-current liabilities	391,310	376,961
Revenues	190,405	206,634	$ 149,930
Net cash generated from operating activities	35,974	47,012	31,416
Net cash generated from / (used in) investing activities	14,916	27,796	258,542
Net cash (used in) / generated from financing activities	$ (90,743)	$ (79,799)	$ (189,640)
Irsainversionesy Representaciones Sociedad Anonima [Member]
Statement [Line Items]
Direct interest of non-controlling interest	43.07%	46.06%
Current assets	$ 70,226	$ 91,446
Non-current assets	641,386	712,221
Current liabilities	75,722	186,322
Non-current liabilities	251,507	251,445
Net assets	384,383	365,900
Book value of non-controlling interests	165,554	168,534
Revenues	89,285	69,168
Net income/ (loss)	58,094	75,222
Total comprehensive income / (loss)	(1,286)	(379)
Total comprehensive income / (loss) attributable to non-controlling interest	743	735
Net cash generated from operating activities	36,494	27,329
Net cash generated from / (used in) investing activities	26,442	24,134
Net cash (used in) / generated from financing activities	(81,124)	(29,455)
Net (decrease) / increase in cash and cash equivalents	(18,188)	22,008
Dividends distribution to non-controlling shareholders	$ (1,928)	$ (381)
Brasilagro [Member]
Statement [Line Items]
Direct interest of non-controlling interest	62.12%	60.44%
Current assets	$ 75,036	$ 81,586
Non-current assets	155,209	128,303
Current liabilities	35,197	24,833
Non-current liabilities	48,560	46,007
Net assets	146,488	139,049
Book value of non-controlling interests	90,998	84,041
Revenues	46,282	69,238
Net income/ (loss)	10,430	32,268
Total comprehensive income / (loss)	19,834	(12,588)
Total comprehensive income / (loss) attributable to non-controlling interest	11,988	(7,623)
Net cash generated from operating activities	4,532	5,562
Net cash generated from / (used in) investing activities	6,172	(453)
Net cash (used in) / generated from financing activities	(12,805)	(25,507)
Net (decrease) / increase in cash and cash equivalents	$ (2,101)	$ (20,398)